Operating Lease Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Operating Lease Equipment [Abstract]
Schedule Of Operating Lease Equipment By Type

	December 31, 2013	December 31, 2012
Commercial aircraft (including regional aircraft)	$ 8,229.1	$ 8,061.4
Railcars and locomotives	4,500.1	4,053.1
Other equipment	306.2	297.2
Total(1)	$ 13,035.4	$ 12,411.7

(1)	Includes equipment off-lease of $144.7 million and $202.5 million at December 31, 2013 and 2012, respectively, primarily consisting of rail and aerospace assets.

Schedule Of Future Minimum Lease Rentals Due On Non-Cancelable Operating Leases

Years Ended December 31,
2014	$ 1,607.6
2015	1,382.0
2016	1,142.9
2017	881.1
2018	650.7
Thereafter	1,516.7
Total	$ 7,181.0